Accounting Principles (Policies)	12 Months Ended
Dec. 31, 2021
Accounting Principles
Intangible assets

3.1.Intangible assets

In accordance with IAS 38 — Intangible Assets, research costs are recognized in the statement of income (loss) in the period during which they are incurred.

An internally generated intangible asset arising from a research program is recognized if, and only if, the Company can demonstrate all of the following:

●	The technical feasibility necessary to complete the research program.
●	Its intention to complete the intangible asset and use or sell it.
●	Its ability to use or sell the intangible asset.
●	How the intangible asset will generate probable future economic benefits.
●	The availability of adequate technical, financial and other resources to complete the research program.
●	The ability to measure reliably the expenditure attributable to the intangible asset during its development.

Given the risks and uncertainties involved in regulatory approval and in the process of research and development, the Company considers that the six criteria set out in IAS 38 are met only upon obtaining market authorization for a product candidate. Consequently, all research and development costs are charged directly to expenses.

Intangible assets comprise:

●	The cost of acquiring software licenses, which are amortized over a period of between one and five years based on their expected useful life.
●	The library of compounds acquired pursuant the APA together with additional chemical components, which are amortized over a 13-year period corresponding to their estimated useful lives.

Property, plant and equipment

3.2.Property, plant and equipment

Property, plant and equipment are recognized at historical cost, less depreciation and impairment losses if any

Depreciation is calculated based on the estimated useful life of assets using the straight-line method. A complete review of the useful lives of acquired non-current assets is performed on an annual basis. Any material adjustments are reflected prospectively in the depreciation schedule.

The principal useful lives applied are as follows:

●	Buildings: 20 to 25 years
●	Fixtures and fittings: 10 years
●	Technical facilities: 6 to 10 years
●	Equipment and tooling: 6 to 10 years
●	General facilities, miscellaneous fixtures and fittings: 10 years
●	Office equipment: 5 years
●	IT equipment: 5 years
●	Furniture: 10 years

Lease contracts

3.3.Lease contracts

Lease contracts are recognized in accordance with the standard IFRS 16 - Leases as follows :

●	an asset, representing its right to use the leased asset during the lease term (right-of-use asset);
●	a liability, representing the value of the outstanding lease payments (lease liability).

For each asset, the discount rate used to calculate the lease liability is determined based on the incremental borrowing rate at the date of signature of the lease. The incremental borrowing rate is the rate of interest that a lessee would have to pay to borrow over a similar term, and with a similar security, the funds necessary to obtain an asset of a similar value to the right-of-use asset in a similar economic environment.

Exemptions

The Company has not restated its other leases because they are covered by the exemptions permitted under the standard (short-time leases and low-value leases). They include:

●	leases that expire within 12 months of the date of first-time adoption (January 1, 2019);
●	12-month leases with automatic renewal, where it is not reasonably certain at the date of first-time application that the leases will be renewed; and
●	leases for which the underlying asset is less than €5,000.

Rental expenses for short-term and low-value leases continue to be recognized in operating expenses in the Company’s statement of income (loss).

Other non-current assets

3.4.Other non-current assets

Other non-current assets include:

-	long-term deposit accounts that do not qualify as cash equivalents within the meaning of IAS 7 — Statement of Cash Flows and whose maturity is more than one year on the present closing date;
-	Security deposits
-	Accrued income with a maturity greater than one year on the present closing date

Impairment of non-financial assets

3.5.Impairment of non-financial assets

IAS 36 — Impairment of Assets requires that depreciated and amortized assets be tested for impairment whenever specific events or circumstances indicate that their carrying amount may exceed their recoverable amount. The excess of the carrying amount of the asset over the recoverable amount is recognized as an impairment. The recoverable amount of an asset is the higher of its value in use and its fair value less costs to sell. Impaired non-financial assets are examined at each year-end or half-year closing date for a possible impairment reversal.

Inventories

3.6.Inventories

In accordance with IAS 2 — Inventories, inventories are measured at the lower of cost (determined using the weighted average cost method) and net realizable value. In case of impairment, any write-down is recognized as an expense in other operating income (loss).

Trade receivables

3.7.Trade receivables

Trade receivables are recognized initially at the amount of consideration that is unconditional, net of impairment.

The Company recognizes loss allowances for expected credit losses ("ECL"), which, for trade receivables and contract assets, are measured at an amount equal to lifetime ECLs that result from all possible default events over their expected life. Loss allowances are deducted from the gross amounts of the assets.

Other current assets	3.8.Other current assets Currency term accounts are classified as other current assets, their main characteristics don't meet the definition of "Cash equivalents" within the meaning of IAS 7.
Derivatives

3.9. Derivatives

The Company uses derivative financial instruments to hedge its exposure to exchange rate risks (Currency forward sales). The Company has not opted for hedge accounting in accordance with IFRS 9.

Derivatives are measured at their fair value in the statement of financial position. The change in fair value of derivative instruments is accounted as an offsetting entry in the financial income (loss) in the statement of income (loss). The fair values of derivatives are estimated on the basis of commonly used valuation models considering data from active markets.

The net gains and losses of instruments at fair value through the statement of income (loss) correspond to the flows exchanged and the change in value of the instrument.

Cash and cash equivalents

3.10.Cash and cash equivalents

Cash and cash equivalents include cash on hand and demand deposits, as well as other short-term highly liquid investments with maturities of three months or less , convertible at a known amount,and subject to an insignificant risk of changes in value.

Short-term bank deposits may be recognized as cash equivalents when they:

●	have an original maturity of three months or less, or there are exit options from the short-term bank deposits at any time;
●	are readily convertible to a known cash amount; and
●	are subject to an insignificant risk of decrease in value.

Bank overdrafts are recorded in liabilities in the statement of financial position under short-term debt.

Share capital

3.11.Share capital

Share capital

Ordinary shares are classified in shareholders’ equity.

Transaction costs

Costs directly attributable to the issue of ordinary shares or share options are recognized as a reduction in the share premium. Costs related to multiple operations (Initial public offering and capital increase) are distinctly recorded. Concerning the IPO, the part related to the new shares is recognized in deduction of the premiums related to share capital and the part related to existing shares in expenses as transaction costs.

Share-based payments

3.12.Share-based payments

At the Company’s inception, the Company put in place a compensation plan settled in equity instruments in the form of share warrants awarded to employees (Bons de souscription de parts de créateur d’entreprise, BSPCE or BSPCE share warrants) and to a non-employee (Bons de souscription d’actions, BSA or BSA share warrants), and bonus share award to employees (Attribution gratuite d’actions, AGA or AGA bonus share award).

In accordance with IFRS 2 — Share-based Payment, the cost of transactions settled in equity instruments is recognized in expenses, offset by increases in equity, in the period in which the benefit is granted to the employee or non-employee. The values of the BSAs, BSPCEs and AGAs are determined with the assistance of an independent expert using the methods described below.

Before the admission of the Company on the Euronext listing, the value of the share warrants has been determined following valuation methods:

●	The market approach which indicates the value of a business by comparing it to companies whose market price is available and/or recent market transactions involving comparable companies or assets.
●	The income approach which indicates the value of a business by discounting the expected future cash flows of the business to present value. This approach requires the use of the discounted cash flow method.

Since the Company is a listed company on Euronext, the value of the share warrants has been determined with the assistance of an independent expert using either the Black & Scholes model based on the value of the underlying asset at the grant date (stock price), the volatility observed in a sample of comparable listed companies and the economic life of the related share warrant, or “Monter Carlo” simulations method based when the warrants include market performance conditions.

The value of bonus share award plans corresponds to the share price at the grant date, less a discount for non-transferability.

In 2021, new AGAs, BSPCEs and BSAs plans was allocated to employees, executive directors and service providers of the Company. Details of these plans are provided in Note 10, “Shareholders’ equity”.

Movements, details, measurement of the fair value of options incorporates the vesting conditions of these plans are described in Notes 10.3 “Share award plans” and 10.4 “Bonus share award plans”.

Loans and borrowings

3.13.Loans and borrowings

Bank loans are initially recognized at fair value, i.e., the issue proceeds (fair value of the consideration received) net of transaction costs incurred. Borrowings are subsequently measured at amortized cost, calculated using the effective interest rate method. Any difference between initial fair value and repayment value is recognized in the statement of income (loss) over the life of the loan using the effective interest rate method.

The effective interest rate is the discount rate at which the present value of all future cash flows (including transaction costs) over the expected life of the loan, or where appropriate, over a shorter period of time, is equal to the loan’s initial carrying amount.

Trade payables and other current liabilities	3.14.Trade payables and other current liabilities The carrying amounts of trade and other current liabilities are considered to be the same as their fair values, due to their short-term nature.
Current and deferred tax

3.15.Current and deferred tax

Tax assets and liabilities for the current and prior periods are measured at the amount expected to be recovered from or paid to the French tax authorities, using tax rates and tax laws enacted or substantively enacted at the end of the reporting period.

The income tax charge for the period comprises current tax due and the deferred tax charge. The tax expense is recognized in the statement of income (loss) unless it relates to items recorded in other comprehensive income and expense or directly in equity, in which case the tax is also recorded in other comprehensive income and expense or directly in equity.

Current taxes

The current tax expense is calculated based on taxable profit for the period, using tax rates enacted or substantively enacted at the end of the year in the countries where the Company’s subsidiaries operate and generate taxable income.

Deferred taxes

Deferred taxes are recognized when there are temporary differences between the carrying amount of assets and liabilities in the Company’s financial statements and the corresponding tax basis used to calculate taxable profit. Deferred taxes are not recognized if they arise from the initial recognition of an asset or liability in a transaction other than a business combination which, at the time of the transaction, does not affect either the accounting or the taxable profit (tax loss).

Deferred tax assets and liabilities are measured at the tax rates that are expected to apply to the period when the asset is realized or the liability is settled, based on tax rates and tax laws enacted or substantively enacted by the end of the reporting period. Deferred tax assets and liabilities are not discounted.

Deferred tax assets and liabilities are offset when a legally enforceable right exists to set off current tax assets against current tax liabilities and the deferred taxes concern the same entity and the same tax authority.

Deferred tax assets

Deferred tax assets are recognized for all deductible temporary differences, unused tax losses and unused tax credits to the extent that it is probable that the temporary difference will reverse in the foreseeable future and that taxable profit will be available against which the deductible temporary difference, unused tax losses or unused tax credits can be utilized.

The recoverable amount of deferred tax assets is reviewed at the end of each reporting period and their carrying amount is reduced to the extent that it is no longer probable that sufficient taxable profit will be available to allow the benefit of part or all of the deferred tax assets to be utilized. Unrecognized deferred tax assets are reassessed at the end of each reporting period and are recognized when it becomes probable that future taxable profit will be available to offset the temporary differences.

Deferred tax liabilities

Deferred tax liabilities are recognized for all taxable temporary differences, except when the Company is able to control the timing of the reversal of the difference and it is probable that the reversal will not occur in the foreseeable future.

Provisions for retirement benefit obligations

3.16.Provisions for retirement benefit obligations

Retirement benefit obligations

The Company operates a defined benefit pension plan. Its obligations in respect of the plan are limited to the lump sum payments upon retirements, which are expensed in the period in which the employees provide the corresponding service.

The liability recorded in the statement of financial position in respect of defined benefit pension plans and other post-retirement benefits is the present value of the defined benefit obligation at the statement of financial position date. The defined benefit obligation is calculated annually by independent actuaries using the projected unit credit method. The present value of the defined benefit obligation is determined by discounting estimated future cash outflows, using the interest rate of high-quality corporate bonds of a currency and term consistent with the currency and term of the pension obligation concerned. In determining the present value and the related current service cost and, where applicable, past service cost, the benefit is attributed to periods of service under the plan’s benefit formula. However, if an employee’s service in later years will lead to a materially higher level of benefit than in earlier years, the benefit is attributed on a straight-line basis from:

•	the date when service by the employee first leads to benefits under the plan (whether or not the benefits are conditional on further service) until
•	the date when further service by the employee will lead to no material amount of further benefits under the plan, other than from further salary increases.

Actuarial gains and losses arise from the effect of changes in assumptions and experience adjustments (i.e., differences between the assumptions used and actual data). These actuarial gains and losses are recognized wholly and immediately in other comprehensive income and expense and are not subsequently reclassified to the statement of income (loss).

The net expense in respect of defined benefit obligations recognized in the statement of income (loss) for the period corresponds to:

●	The service cost for the period (acquisition of additional rights).
●	The interest cost.
●	The past service cost.
●	The impact of any plan settlements, amendments and curtailments

The discounting effect of the obligation is recognized in net financial income and expenses.

Termination benefits

Termination benefits are payable when a company terminates an employee’s employment contract before the normal retirement age or when an employee accepts compensation as part of a voluntary redundancy. In the case of termination benefits, the event that gives rise to an obligation is the termination of employment. In the case of an offer made to encourage voluntary redundancy, termination benefits are measured based on the number of employees expected to accept the offer.

Profit-sharing and bonus plans

The Company recognizes a liability and an expense for profit-sharing and bonus plans based on a formula that takes into consideration the Company’s performance.

Other provisions

3.17.Other provisions

In accordance with IAS 37 — Provisions, Contingent Liabilities and Contingent Assets, a provision should be recognized when: (i) an entity has a present legal or constructive obligation as a result of a past event; (ii) it is probable that an outflow of resources embodying economic benefits will be required to settle the obligation; and (iii) a reliable estimate can be made of the amount of the obligation. Provisions for restructuring include termination benefits. No provisions are recognized for future operating losses.

Where there are a number of similar obligations, the probability that an outflow will be required in settlement is determined by considering the class of obligations as a whole. Although the likelihood of outflow for any one item may be small, it may well be probable that some outflow of resources will be needed to settle the class of obligations as a whole. If that is the case, a provision is recognized.

The provision represents the best estimate of the amount required to settle the present obligation at the end of the reporting period. Where the effect of the time value of money is material, the amount of a provision corresponds to the present value of the expected costs that the Company considers necessary to settle the obligation. The pre-tax discount rate used reflects current market assessments of the time value of money and specific risks related to the liability. The effect of discounting provisions due to the time value of money is recognized in net financial income and expenses.

Revenue

3.18.Revenue

Revenue is recognized in accordance with IFRS 15 — Revenue from Contracts with Customers.

Collaboration agreements and licenses

The contracts are analyzed as research and development services contracts. Any licenses that result from the collaborations are therefore not deemed to be separate performance obligations.

The performance obligations contained in the contracts are deemed to be satisfied as and when the Company expends efforts (e.g., incurs costs or spends time).

In return for the efforts expended, the Company receives fixed payments (such as lump-sum payments) and variable payments (such as milestone payments or royalties on sales of any future approved products).

Fixed payments for research and development expenditures, which primarily consist of rebilled payroll expenditure, are recognized over time based on the Company’s efforts or inputs to the satisfaction of a performance obligation (costs incurred or hours expended).

Milestone payments obtained following the achievement of specific milestones (e.g., scientific results or regulatory or commercial approvals) are deemed to be variable payments and are included in the contract price as soon as their receipt is highly probable, resulting in an upward revision of the contract price and a cumulative adjustment to income in the statement of income (loss).

Revenue from royalties corresponds to Inventiva’s contractual entitlement to receive a percentage of the future product sales achieved by its counterparties. Such revenue is recognized at the later of when (or as) the subsequent sale occurs royalties will be recognized if and when sales are made.

Rendering of services

The Company provides short term research services to various clients.

Such services are recognized to revenue over time based on time incurred.

Other income

3.19.Other income

Research tax credit

The research tax credit (crédit d’impôt recherche, or “CIR”) granted by the French tax authorities to encourage technical and scientific research by French companies is recorded in the “Tax receivables” line of the statement of financial position. Companies demonstrating that they have expenses that meet the required criteria, including research expenses located in France or certain other European countries, receive a tax credit that can be used against the payment of the corporate tax due the fiscal year in which the expenses were incurred and during the next three fiscal years; provided, that companies may receive cash reimbursement for any excess portion.

Only those companies meeting the EU definition of a small or medium-sized entity (“SME”) are eligible for payment in cash of their CIR (to the extent not used to offset corporate taxes payable) in the year following the request for reimbursement. Inventiva meets the EU definition of an SME and therefore should continue to be eligible for prepayment.

Inventiva has been eligible for CIR since inception. The CIR is recognized in “Other income” during the reporting period in which the eligible expenditure is incurred as it meets the definition of government grant as defined in IAS 20 Accounting for Government Grants and Disclosure of Government Assistance (“IAS 20”) and recorded in the “Tax receivables” line in the statement of financial position.

Other grants

The Company receives subsidies from several public bodies. The subsidies are related to net income and granted to compensate for incurred expenses. They are therefore recognized in net income as other income for the period in which it becomes reasonably certain that they will be received.

Net financial income

3.20.Net financial income

Financial income

Financial income includes:

●	The income from cash and cash equivalents, which includes income from short-term investments and cash and cash equivalents.
●	Changes in the fair value of cash and cash equivalents, remeasured at the end of each reporting period.
●	Change in fair value resulting from foreign currency forward contracts.
●	Foreign exchange gains.
●	Other financial income.

Financial expenses

Financial expenses primarily include:

●	Interest cost.
●	Changes in the fair value of cash and cash equivalents or foreign currency forward contracts, remeasured at the end of each reporting period.
●	Foreign exchange losses.
●	Other financial expenses.

Other operating income and expenses
3.21.	Other operating income and expenses

Other operating income and expenses are disclosed separately on the face of the statement of income (loss). This line item is set aside for extraordinary events that may arise during the period whose presentation within other items (relating to ordinary activities) could be misleading for users of the financial statements in their understanding of the Company’s performance. This item therefore includes income and expenses that are rare that represent material amounts and that the Company discloses separately on the face of the statement of income (loss) to facilitate understanding of operating performance (see Note 18, “Other operating income (expenses)”).

Disposals of non-current assets

Income from the disposal of non-current assets during the period is recognized in “Other operating income (expenses)”.

Fair value measurement

3.22.Fair value measurement

In the table below, financial instruments are measured at fair value according to a hierarchy comprising three levels of valuation inputs:

●	Level 1: Quoted prices (unadjusted) in active markets for identical assets or liabilities that the entity can access at the measurement date.
●	Level 2: Inputs other than quoted market prices included within Level 1 that are observable for the asset or liability, either directly or indirectly.
●	Level 3: Unobservable inputs for the asset or liability.

The tables below present the financial assets and liabilities of the Company measured at fair value at December 31, 2021:

At December 31, 2021 (in thousands of euros)	Level 1	Level 2	Level 3
Assets
Financial assets at fair value through profit or loss
Term deposits	8,829	—	—
Total assets	8,829	—	—
Total liabilities	—	—	—

The tables below present the financial assets and liabilities of the Company measured at fair value at December 31, 2020:

At December 31, 2020 (in thousands of euros)	Level 1	Level 2	Level 3
Assets
Financial assets at fair value through profit or loss
Foreign currency forwards(1)	—	1,791	—
Total assets	—	1,791	—
Total liabilities	—	—	—

(1)	The valuation of the instrument is estimated based on observable market parameters. The instrument is not directly listed on a market.

As of December 31, 2019, no financial asset or liability was measured at fair value.

Foreign currency transactions

3.23.Foreign currency transactions

Translation of foreign currency transactions

As of December 31, 2021, foreign currency transactions include bank accounts and term deposits in U.S dollars implemented after the IPO on the Nasdaq Global Market in July 2020. Certain purchasing transactions are carried out in foreign currencies for our studies and clinical trials conducted in the United States and to a lesser degree the United Kingdom, Switzerland, Australia, Canada and Sweden. For the year ended December 31, 2021, these expenses in a foreign currency amounted to approximately €13.5 million, or 21% of the operating expenses, to be compared with €2.5 million, or 7% for the year ended December 31, 2020.

These transactions are translated into euros at the rate prevailing at the date of each transaction. Purchasing transactions in foreign currencies are presented in operating income as they relate to the Company's ordinary activities. Foreign exchange gains and losses relating to short-term investments and bank accounts in U.S. dollars are presented in financial income (loss).

Segment information

3.24.Segment information

The assessment of the entity’s performance and the decisions about resources to be allocated are made by the chief operating decision maker (the CEO), based on the management reporting system of the entity.

Only one operating segment arises from the management reporting system: service delivery and clinical stage research, notably into potential therapies in the areas of fibrosis, lysosomal storage disorders and oncology. Thus, the entity’s performance is assessed at the Company level.

All the Company’s operations, assets, liabilities and losses are located in France.

Use of estimates and judgment

3.25.Use of estimates and judgment

The preparation of financial statements in accordance with IFRS requires:

●	Management to make judgments when selecting appropriate assumptions for accounting estimates, which consequently involve a certain degree of uncertainty.
●	Management to make estimates and apply assumptions that affect the reported amounts of assets, liabilities, revenues and expenses, as well as information presented for the period.

The estimates and judgments, which are updated on an ongoing basis, are based on past experience and other factors, in particular assumptions of future events, deemed reasonable in light of circumstances.

The identification, assessment and response to risks, particularly those related to the climate and to the COVID-19 pandemic, are integrated into the risk management process and have not led to the use of any significant new estimates or judgments in fiscal 2021.

The Company makes estimates and assumptions concerning the future. The resulting accounting estimates, by definition, often differ from actual reported values. Estimates and assumptions that could lead to a significant risk of a material adjustment in the carrying amount of assets and liabilities in the subsequent period are analyzed below.

Revenue

●	Allocation of transaction price to performance obligations — A contract’s transaction price is allocated to each distinct performance obligation and recognized as revenue when, or as, the performance obligation is satisfied. To determine the proper revenue recognition method, the Company evaluates whether the contract should be accounted for as more than one performance obligation. This evaluation requires significant judgment; some of the Company’s contracts have a single performance obligation as the promise to transfer the individual goods or services is not separately identifiable from other promises in the contracts and, therefore, not distinct. For contracts with multiple performance obligations, the Company allocates the contract’s transaction price to each performance obligation using our best estimate of the standalone selling price of each distinct good or service in the contract.
●	Variable consideration — Due to the nature of the work required to be performed on many of the Company’s performance obligations, the estimation of total revenue and cost at completion is complex, subject to many variables and requires significant judgment. It is common for the collaboration agreements to contain variable consideration that can increase the transaction price. Variability in the transaction price arises primarily due to milestone payments obtained following the achievement of specific milestones (e.g., scientific results or regulatory or commercial approvals). The Company includes the related amounts in the transaction price as soon as their receipt is highly probable. The effect of the increase of the transaction price due to milestones payments is recognized as an adjustment to revenue on a cumulative catch-up basis.
●	Revenue recognized over time and input method — The Company’s performance obligations are satisfied over time as work progresses or at a point in time. For the collaboration agreements, because services are rendered over time, revenue is recognized based on the extent of progress towards completion of the performance obligation, using an input measure of progress as it best depicts the transfer of control to the customers. Under the Company’s input measure of progress, the extent of progress towards completion is measured based on the ratio of days expended to date to the total estimated days at completion of the performance obligation.

Provision for tax audit

The Company calculated the provision for the tax audits to which the Company has been subject based on an estimate of the related risk. The provision represents the best estimate of the amount required to settle any amounts owed to the French tax authorities at the end of the reporting period (see Note 12 “Provisions”).

CIR

The amount of the CIR is determined based on the Company’s internal and external expenditure in the reporting period. Only eligible research costs may be included when calculating the CIR.

Valuation of share warrants and bonus share award

Fair value measurements of share warrants and bonus share award granted to employees are based on actuarial models which require the Company to factor certain assumptions into its calculations (see Notes 10.3, "Share warrants plans" and 10.4, "Bonus share award plans").

Measurement of retirement benefit obligations

The Company operates a defined benefit pension plan. Its defined benefit plan obligations are measured in accordance with actuarial calculations based on assumptions such as discount rates, the rate of future salary increases, employee turnover, mortality tables and expected increases in medical costs. The assumptions used are generally reviewed and updated annually. The main assumptions used and the methods chosen to determine them are set out in Note 13, “Provisions for retirement benefit obligations”. The Company considers that the actuarial assumptions used are appropriate and justified in light of current circumstances. Nevertheless, retirement benefit obligations are likely to change in the event that actuarial assumptions are revised.

Derivatives

The Company uses derivative financial instruments to hedge its exposure to exchange rate risks (Currency forward sales). The Company has not opted for hedge accounting in accordance with IFRS 9.

Derivatives are measured at their fair value in the statement of financial position. The fair values of derivatives are estimated on the basis of commonly used valuation models considering data from active markets.

Subcontracting Costs Related to Clinical Trials

Following the initiation of the Phase III clinical trial evaluating lanifibranor in NASH, Inventiva has signed contracts with Contract Research Organizations ("CRO"). These contracts with CROs are intended to conduct clinical trials, to support regulatory approval of the product in Europe and the United States and to manage pharmacovigilance operations (see Note 21.1, “Commitments related to operational activities”).

In order to reflects the time that may exist between the time when expenses are incurred by subcontractors in clinical trials and the time they are re-invoiced to Inventiva, the Company estimates a provision for accrued expenses or a prepaid expense to be recorded in the consolidated financial statements at each closing date.

For each contract, the subcontracting expenses incurred at the consolidated statement of financial position date are estimated on the basis of information provided at each consolidated statement of financial position date by the CRO, in accordance with the contractual terms, and cost analyses carried out by the Company.

This estimate is then compared with the amount of invoices received at the period end date:

When the estimated incurred expenses are higher than the invoiced expenses, a provision for accrued expenses is recorded in the consolidated financial statements (refer to Note 14, “Trade payables and other current liabilities”). When the expenses incurred are lower than the expenses invoiced, a prepaid expense is recorded in the consolidated financial statements (see Note 8.2, “Other current assets and receivables”).

Going concern

3.26.Going concern

Since its inception, the Company has financed its growth through its initial agreement with Abbott, which ended in 2017, revenues generated by the AbbVie Partnership, reimbursements of CIR receivables and successive capital increases. The Company does not generate revenues, other than revenues from the AbbVie Partnership, and continues to pursue its research and development activities for its product candidates.

At the date of these consolidated financial statements, the Company estimates that, given its current cost structure and forecasted expenses it will be able to finance its activities until the first quarter of 2023, considering:

•

available cash and cash equivalents amounting to €86.6 million as of December 31, 2021. They consist of cash and short-term deposit accounts that are liquid and easily convertible within 3 months without penalty or risk of change in value (see Note 9, “Cash and Cash equivalents”);

•	short-term deposits for a total amount of €8.8 million as of December 31, 2021 (see Note 8.2, “Other current assets and receivables”);
•

the milestone payment received in January 2022 for a total amount of €4.0 million following the initiation of the Phase IIb study for Cedirogant (see Notes 8.1, “Trade receivables” and 25, “Events After the Reporting Date”);

•	the reimbursement in 2022 of research tax credits receivables for a total amount of €4.4 million (see Note 8.2, “Other current assets and receivables”).

In addition, the Company could extend its financing horizon through:

•

the possibility of using the sale of ordinary shares under the at-the-market ("ATM") financing program for a potential amount of up to US$68.1 million (net of sales over 2021) until August 2, 2024 (see Note 1.2, “Significant events of 2021”);

•	the possibility of using non-dilutive financing, such as new loans or extensions of existing loans;
•	the possibility of having global or regional business development partnerships in non-strategic territories.

In view of the above, the Company believes that it will be able to finance its activities within the next twelve months. Accordingly, the consolidated financial statements have been prepared on a going concern basis.

Beyond the next twelve months, the Company will need to continue to rely on additional financing to meet its research and development program development objectives, through a combination of equity offerings, debt financing, collaborations, strategic alliances, and licensing agreements.